Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit (loss) [abstract]
Sales		$ 1,144,434	$ 1,615,222		$ 2,242,002	[1]
Cost of sales		(835,486)	(1,214,397)		(1,446,677)	[1]
Other operating income		33,627	54,213		45,844	[1]
Staff costs		(214,782)	(285,029)		(338,862)	[1]
Other operating expense		(132,059)	(225,705)		(277,560)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(108,189)	(120,194)		(113,837)	[1]
Impairment losses		(73,344)	(175,899)		(58,919)	[1]
Net (loss) gain due to changes in the value of assets		158	(1,574)		(7,623)	[1]
(Loss) gain on disposal of non-current assets		1,292	(2,223)		14,564	[1]
Bargain purchase gain	[1],[2]				40,142
Other (loss) gain		(1)
Operating (loss) profit		(184,350)	(355,586)		99,074	[1]
Finance income		177	1,380		4,858	[1]
Finance costs		(66,968)	(63,225)		(57,066)	[1]
Financial derivative gain (loss)		3,168	2,729		2,838	[1]
Exchange differences		25,553	2,884		(14,136)	[1]
(Loss) profit before tax		(222,420)	(411,818)		35,568	[1]
Income tax benefit (expense)		(21,939)	41,541		(20,459)	[1]
(Loss) profit from continuing operations		(244,359)	(370,277)		15,109	[1]
(Loss) profit from discontinued operations		(5,399)	84,637		9,464	[1]
(Loss) profit for the year		(249,758)	(285,640)	[2]	24,573	[1],[2]
Loss (profit) attributable to non-controlling interests		3,419	5,039		19,088	[1]
(Loss) profit attributable to the Parent		(246,339)	(280,601)		43,661	[1]
Adjustments/Eliminations
Profit (loss) [abstract]
Sales		(48,373)	(165,293)		(187,305)
Cost of sales		47,723	165,714		187,212
Other operating income		(18,719)	(24,613)		(19,002)
Other operating expense		19,369	24,192		19,095
Finance income		(17,320)	(23,008)		(39,220)
Finance costs		17,320	23,008		39,220
Electrometallurgy - North America | Operating segments
Profit (loss) [abstract]
Sales		425,277	551,500		710,716
Cost of sales		(280,858)	(366,711)		(394,044)
Other operating income		2,916	10,418		4,943
Staff costs		(73,988)	(87,954)		(115,555)
Other operating expense		(34,315)	(60,105)		(77,670)
Depreciation and amortization charges, operating allowances and write-downs		(61,664)	(72,251)		(69,009)
Impairment losses		(35,685)	(174,013)
(Loss) gain on disposal of non-current assets		(869)	(1,601)		(208)
Operating (loss) profit		(59,186)	(200,717)		59,173
Finance income		679	529		804
Finance costs		(857)	(3,914)		(4,109)
Exchange differences		(485)	(407)		(1,194)
(Loss) profit before tax		(59,849)	(204,509)		54,674
Income tax benefit (expense)		14,213	8,520		4,949
(Loss) profit from continuing operations		(45,636)	(195,989)		59,623
(Loss) profit for the year		(45,636)	(195,989)		59,623
Loss (profit) attributable to non-controlling interests		3,033	5,123		4,785
(Loss) profit attributable to the Parent		(42,603)	(190,866)		64,408
Electrometallurgy - Europe | Operating segments
Profit (loss) [abstract]
Sales		661,624	1,049,576		1,447,973
Cost of sales		(526,771)	(868,654)		(1,059,474)
Other operating income		35,575	47,672		39,817
Staff costs		(121,103)	(145,712)		(177,047)
Other operating expense		(81,590)	(142,929)		(146,143)
Depreciation and amortization charges, operating allowances and write-downs		(38,616)	(39,844)		(34,974)
Impairment losses		(17,941)	(465)
Net (loss) gain due to changes in the value of assets					(7)
(Loss) gain on disposal of non-current assets		2,156	180		(8,369)
Bargain purchase gain					40,142
Other (loss) gain		4
Operating (loss) profit		(86,662)	(100,176)		101,918
Finance income		4,262	9,220		11,035
Finance costs		(30,637)	(22,547)		(40,831)
Exchange differences		(507)	3,139		(10,561)
(Loss) profit before tax		(113,544)	(110,364)		61,561
Income tax benefit (expense)		(34,618)	22,470		(15,048)
(Loss) profit from continuing operations		(148,162)	(87,894)		46,513
(Loss) profit from discontinued operations		(5,399)	3,280
(Loss) profit for the year		(153,561)	(84,614)		46,513
Loss (profit) attributable to non-controlling interests		5			(332)
(Loss) profit attributable to the Parent		(153,556)	(84,614)		46,181
Electrometallurgy - South Africa | Operating segments
Profit (loss) [abstract]
Sales		80,572	136,292		208,543
Cost of sales		(56,062)	(108,823)		(137,177)
Other operating income		131	1,323		3,420
Staff costs		(11,013)	(20,333)		(23,735)
Other operating expense		(14,098)	(19,457)		(26,353)
Depreciation and amortization charges, operating allowances and write-downs		(7,141)	(6,459)		(5,526)
Impairment losses		(8,677)
Net (loss) gain due to changes in the value of assets			(530)		(7,616)
(Loss) gain on disposal of non-current assets					(261)
Operating (loss) profit		(16,288)	(17,987)		11,295
Finance income		90	156		199
Finance costs		(3,796)	(4,507)		(5,298)
Exchange differences		(1,405)	(1,179)		2,284
(Loss) profit before tax		(21,399)	(23,517)		8,480
Income tax benefit (expense)		(1,049)	7,761		(3,582)
(Loss) profit from continuing operations		(22,448)	(15,756)		4,898
(Loss) profit for the year		(22,448)	(15,756)		4,898
Loss (profit) attributable to non-controlling interests		242	(368)		358
(Loss) profit attributable to the Parent		(22,206)	(16,124)		5,256
Other segments | Operating segments
Profit (loss) [abstract]
Sales		25,334	43,147		62,075
Cost of sales		(19,518)	(35,923)		(43,194)
Other operating income		13,724	19,413		16,666
Staff costs		(8,678)	(31,030)		(22,525)
Other operating expense		(21,425)	(27,406)		(46,489)
Depreciation and amortization charges, operating allowances and write-downs		(768)	(1,640)		(4,328)
Impairment losses		(11,041)	(1,421)		(58,919)
Net (loss) gain due to changes in the value of assets		158	(1,044)
(Loss) gain on disposal of non-current assets		5	(802)		23,402
Other (loss) gain		(5)
Operating (loss) profit		(22,214)	(36,706)		(73,312)
Finance income		12,466	14,483		32,040
Finance costs		(48,998)	(55,265)		(46,048)
Financial derivative gain (loss)		3,168	2,729		2,838
Exchange differences		27,950	1,331		(4,665)
(Loss) profit before tax		(27,628)	(73,428)		(89,147)
Income tax benefit (expense)		(485)	2,790		(6,778)
(Loss) profit from continuing operations		(28,113)	(70,638)		(95,925)
(Loss) profit from discontinued operations			81,357		9,464
(Loss) profit for the year		(28,113)	10,719		(86,461)
Loss (profit) attributable to non-controlling interests		139	284		14,277
(Loss) profit attributable to the Parent		$ (27,974)	$ 11,003		$ (72,184)

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).
[2]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.